Derivative Financial Instruments - Compound Embedded Derivative (Details Textual) (USD $)	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Feb. 04, 2013	Dec. 31, 2012	Dec. 31, 2012	May 04, 2012	Feb. 03, 2012
Derivative [Line Items]
Compound embedded derivatives, change in fair value of derivatives	$ 644
Convertible Promissory Note [Member]
Derivative [Line Items]
Debt instrument, face amount (in dollars)					75,000
Debt instrument, convertible, conversion price (per share)					$ 5.00
Senior Secured Promissory Note [Member]
Derivative [Line Items]
Debt instrument, face amount (in dollars)						550,000
Debt conversion, converted instrument, amount (in dollars)		112,150	437,850
Conversion of notes payable into common stock (shares)		773,983	2,069,439
Debt instrument, convertible, conversion price (per share)		$ 0.145	$ 0.21	$ 0.21		$ 0.21
Additional Paid-in Capital [Member] | Senior Secured Promissory Note [Member]
Derivative [Line Items]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity		$ 12,461		$ 11,817